Financial risks - Contractual maturity (Liquidity risk) (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contractual maturity (Liquidity risk)
Trade payables	kr 64,558	kr 70,384
Leasing	139,523	130,119	kr 85,760
Other liabilities	173,134	150,555
Liquidity risk
Contractual maturity (Liquidity risk)
Borrowings	1,039,406
Trade payables	64,558	71,442
Leasing	152,581	146,465
Other liabilities	191,560	167,299
Total financial liabilities	1,448,105	382,209
Liquidity risk | Less than 12 months
Contractual maturity (Liquidity risk)
Borrowings	50,954
Trade payables	64,558	71,442
Leasing	14,608	14,072
Other liabilities	173,134	150,555
Total financial liabilities	303,254	236,069
Liquidity risk | 1 to 5 years
Contractual maturity (Liquidity risk)
Borrowings	252,042
Trade payables	0	0
Leasing	62,558	53,039
Other liabilities	0	16,744
Total financial liabilities	314,600	69,783
Liquidity risk | After 5 years
Contractual maturity (Liquidity risk)
Borrowings	736,410
Trade payables	0	0
Leasing	75,415	76,354
Other liabilities	18,426	0
Total financial liabilities	kr 830,251	kr 76,354